Bank Loans - Schedule of Repayment of Bank Loans (Details)	Dec. 31, 2020 USD ($)
Debt Disclosure [Abstract]
2021	$ 1,533,669
2022	1,024,354
2023	4,035,655
2024	385,010
2025	411,062
2026	438,499
2027	467,770
2028	265,373
Total	$ 8,561,392